PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2017
Property And Equipment
NOTE 6 - PROPERTY AND EQUIPMENT

The carrying value of property and equipment included the following changes for the years ended December 31, 2017 and 2016

In Thousands of US Dollars
	Laboratory Equipment	Computer Equipment	Office Equipment	Total
Cost
Balance at December 31, 2014	$418	$32	$102	$552
Additions	-	-	-	-
Disposals	-	(2)	(13)	(15)
Balance at December 31, 2015	418	30	89	537
Additions	–	1	–	1
Disposals	–	–	–	–
Balance at December 31, 2016	418	31	89	538
Additions	–	–	–	–
Disposals	–	–	–	–
Balance at December 31, 2017	$418	$31	$89	$538

Accumulated depreciation
Balance at December 31, 2014	417	27	99	543
Additions	1	2	2	5
Disposals	-	(2)	(14)	(15)
Balance at December 31, 2015	$418	$27	$87	$533
Depreciation for the year	–	3	1	3
Disposals	–	–	–	–
Balance at December 31, 2016	418	30	88	$537
Depreciation for the year	–	1	1	1
Disposals	–	–	–	–
Balance at December 31, 2017	$418	$31	$89	$538
Carrying amounts
At December 31, 2015	$-	$2	$1	$3
At December 31, 2016	$-	$1	$1	$2
At December 31, 2017	$-	$1	$-	$1

The depreciation expense of property and equipment amounts to $1,153, $3,438 and $6,002 for the years ended December 31, 2017, 2016 and 2015, respectively and is included in research and development in the statements of operations and comprehensive loss.